Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets
Schedule of goodwill and intangible assets

						Sub-total
		Non-				intangibles
		compete		Customer	Customer	with finite
Cost	Goodwill	agreements	Brand	contracts	relationships	lives	Total
Balance September 30, 2019	$1,420	$517	$1,341	$3,851	$8,460	$14,169	$15,589
Acquisitions	2,475	120	540	—	3,399	4,059	6,534
Disposals	—	—	—	—	(93)	(93)	(93)
Balance September 30, 2020	$3,895	$637	$1,881	$3,851	$11,766	$18,135	$22,030
Acquisitions	8,561	370	1,370	—	9,129	10,869	19,430
Disposals	—	—	—	—	(205)	(205)	(205)
Balance September 30, 2021	$12,456	$1,007	$3,251	$3,851	$20,690	$28,799	$41,255

						Sub-total
		Non-				intangibles
		compete		Customer	Customer	with finite
Accumulation amortization	Goodwill	agreements	Brand	contracts	relationships	lives	Total
Balance September 30, 2019	$—	$480	$888	$3,728	$6,875	$11,971	$11,971
Amortization	—	42	101	117	418	678	678
Disposals	—	—	—	—	(93)	(93)	(93)
Balance September 30, 2020	$—	$522	$989	$3,845	$7,200	$12,556	$12,556
Amortization	—	85	211	6	1,272	1,574	1,574
Disposals	—	—	—	—	(205)	(205)	(205)
Balance September 30, 2021	$—	$607	$1,200	$3,851	$8,267	$13,925	$13,925

						Sub-total
		Non-				intangibles
		compete		Customer	Customer	with finite
Net carrying amount	Goodwill	agreements	Brand	contracts	relationships	lives	Total
Balance September 30, 2019	$1,420	$37	$453	$123	$1,585	$2,198	$3,618
Balance September 30, 2020	$3,895	$115	$892	$6	$4,566	$5,579	$9,474
Balance September 30, 2021	$12,456	$400	$2,051	$—	$12,423	$14,874	$27,330

Schedule of goodwill, Acquisition through business combination

Balance September 30, 2020	$3,895
Acquisition through business combination:
Sleepwell	4,641
Mayhugh	1,587
Med Supply	766
Care Plus	482
Oxygen Plus	327
Medical West	758
Balance September 30, 2021	$12,456